Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of provisions

		Current liabilities		Non-current liabilities
	Notes	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Provisions for litigation	28	106	93	1,186	1,012
Employee post retirement obligation	29	66	99	1,260	1,533
Payroll, related charges and other remunerations		864	816	-	-
Onerous contracts	19	-	37	-	874
		1,036	1,045	2,446	3,419